Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Grant Practices
The Compensation Committee maintains a Policy on Granting Equity Awards (Equity Grant Policy), which contains procedures to prevent stock option backdating and other grant timing issues. Under the Equity Grant Policy, the Compensation Committee approves annual grants to executive officers and other members of the Executive Committee at a meeting to occur during the quarter following each fiscal year end. The Board has delegated the authority to Mr. McInerney as the sole member of the Stock Committee to make annual awards to employees who are not members of the Executive Committee and who are not subject to Section 16(a) of the Exchange Act (Section 16 officers). The grant date for annual awards to all employees has been established as November 19 of each year.
In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. The Equity Grant Policy provides that only the Compensation Committee may make such “off-cycle” grants to NEOs, other members of Visa’s Executive Committee, and Section 16 officers. The Compensation Committee has delegated the authority to the Stock Committee to make off-cycle grants to other employees, subject to guidelines established by the Compensation Committee. Any off-cycle awards approved by the Stock Committee or the Compensation Committee are granted on the 15th day of the calendar month or on such other date determined by the Stock Committee, Compensation Committee, or the Board.
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our Class A common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Class A common stock on the NYSE on the last trading day preceding the date of grant.
No off-cycle stock options were granted to NEOs in 2025. During 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025.

Award Timing Method
The Compensation Committee maintains a Policy on Granting Equity Awards (Equity Grant Policy), which contains procedures to prevent stock option backdating and other grant timing issues. Under the Equity Grant Policy, the Compensation Committee approves annual grants to executive officers and other members of the Executive Committee at a meeting to occur during the quarter following each fiscal year end. The Board has delegated the authority to Mr. McInerney as the sole member of the Stock Committee to make annual awards to employees who are not members of the Executive Committee and who are not subject to Section 16(a) of the Exchange Act (Section 16 officers). The grant date for annual awards to all employees has been established as November 19 of each year.
In addition to the annual grants, stock awards may be granted at other times during the year to new hires, employees receiving promotions, and in other special circumstances. The Equity Grant Policy provides that only the Compensation Committee may make such “off-cycle” grants to NEOs, other members of Visa’s Executive Committee, and Section 16 officers. The Compensation Committee has delegated the authority to the Stock Committee to make off-cycle grants to other employees, subject to guidelines established by the Compensation Committee. Any off-cycle awards approved by the Stock Committee or the Compensation Committee are granted on the 15th day of the calendar month or on such other date determined by the Stock Committee, Compensation Committee, or the Board.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our Class A common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Class A common stock on the NYSE on the last trading day preceding the date of grant.
No off-cycle stock options were granted to NEOs in 2025. During 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2025.

MNPI Disclosure Timed for Compensation Value	false